Equity Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of stock option awards granted, Activity
The following table summarizes the activity related to the Company’s time-vested stock option awards granted under the 2022 Plan for the year ended December 31, 2022:

	Number of Shares	Weighted Average Exercise Price
Time-vested options outstanding at January 1, 2022	—	$—
Granted	5,876,908	10.30
Forfeited	(11,800)	10.33

Time-vested options outstanding at December 31, 2022	5,865,108	$10.30

Time-vested options exercisable at December 31, 2022	190,666	$10.33
Weighted average remaining contractual life	9.8 years
Time-vested options vested and expected to vest at December 31, 2022	5,865,108
Weighted average remaining contractual life	9.8 years

Summary of Profits Interest awards, Activity
The following table summarizes the activity related to the Company’s Profits Interest awards for the year ended December 31, 2022:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested awards outstanding at January 1, 2022	2,015,943	$0.44
Granted	8,174,016	7.43
Vested	(1,734,245)	1.01
Forfeited	(85,919)	7.36

Awards outstanding at December 31, 2022	8,369,795	$7.08

Summary of assumptions of the valuation scenarios
The following reflects the key assumptions used in each of the valuation scenarios:

	OPM	PWERM
Total equity value (in thousands)	$234,551 - $280,400	$1,750,000
Expected volatility of total equity	95%	60% - 90%
Discount for lack of market	30%	7% - 15%
Expected time to exit event	3.4 years - 3.7 years	0.1 years - 0.5 years

Schedule of Compensation expense related to share-based awards
Compensation expense related to share-based awards is included in research and development and general and administrative expense as follows (in thousands):

	Years Ended December 31,
	2022	2021	2020
Research and development	$23,711	$—	$—
General and administrative	50,758	699	730

Total equity-based compensation expense	$74,469	$699	$730

Market-Vested Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of assumptions of the valuation in stock option activity	Due to the market condition included in this grant, the Company used the Geometric Brownian Motion/Monte Carlo model to value these awards. The model used the following inputs:

Expected volatility	96%
Suboptimal exercise multiple	2.80
Risk-free interest rate	4.2%
Expected dividend yield	0.0%

Time-Vested Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of assumptions of the valuation in stock option activity	The fair value of stock options granted was estimated using the following assumptions during the year ended December 31, 2022:

2022
Expected volatility	82.0% - 85.0%
Expected life of options, in years	5.9 - 6.1
Risk-free interest rate	3.7% - 4.4%
Expected dividend yield	0.0%